SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14. SUBSEQUENT EVENTS

The Company’s management has performed subsequent events procedures through the date the consolidated financial statements are issued which is April 29, 2022. Management determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements, unless disclosed below, if any.